Material Cybersecurity Incident Disclosure	Dec. 30, 2024
Material Cybersecurity Incident [Abstract]
Material Cybersecurity Incident Nature [Text Block]	Cybersecurity risk management is one component of our information security program that guides continuous improvement to, and evaluates the confidentiality, integrity, and availability of our critical systems, data, and operations. Our approach to controls and risk management is based on guidance from the National Institute of Standards and Technology (“NIST”) and the CryptoCurrency Security Standard (“CCSS”). This does not mean that we meet any particular technical standards, specifications, or requirements, but rather that we use the NIST and CCSS as a guide to help us identify, assess, and manage cybersecurity controls and risks relevant to our business.
Material Cybersecurity Incident Scope [Text Block]	Identifying cybersecurity risks that could impact our facilities, third-party vendors/partners, operations, critical systems, information, and broader enterprise IT environment. Risks are informed by threat intelligence, current and historical adversarial activity, and industry specify threats;Performing a cybersecurity risk assessment to evaluate our readiness if the risks were to materialize; andEnsuring risk is addressed and tracking any necessary remediation through an action plan.
Material Cybersecurity Incident Information Not Available or Undetermined [Text Block]	While we face a number of ongoing cybersecurity risks in connection with our business, such risks have not materially affected us to date, including our business strategy, results of operations, or financial condition.